Accounts Receivable (Details Textual) - Accounts Receivable [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Casino 1 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage	63.00%	59.00%
Casino 2 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage	32.00%	33.00%
Casino 3 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage	4.00%	5.00%
Casino 4 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage		3.00%
Gaming Promoter [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage	1.00%